The financial highlight table is intended th help you understand the fund's financial performance for the past 5 years and 6 months ending June 30, 2001. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Rhea & Ivy, P.L.C., whose report, along with the fund's financial statements, are included herein.

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
Wade Fund, Inc. -                       FINANCIAL HIGHLIGHTS

Complete financial statements will be found elsewhere in this document.
The following is a condensation of certain pertinent information.
(It has been audited by the Fund's independent accountant, whose report appears elsewhere is this document.)
PER SHARE INCOME AND CAPITAL CHANGES  - (for a share outstanding throughout each period)

                                                                                                                   Six Months
                                                                                                                    Ending
                                                                                                                    June 30,
                                                  1996          1997          1998          1999          2000        2001*
                                             -------------   -----------   -----------   -----------   ----------- ---------

     Net Asset Value, Beginning of Period       $33.60         $34.81        $38.88        $39.11        $43.62    $ 41.70

     Income from Investment Operations
          Net Investment Income                   0.09           0.05          0.03          0.16          0.41    $  0.71
          Net Realized and Unrealized Gains
           (Losses) on Securities                 4.26           6.98          1.90          7.72         (0.18)   $ (2.04)
                                              --------       --------      --------       -------      ---------   --------
                                                  4.35           7.03          1.93          7.88          0.23    $ (1.87)


     Less Distributions
          Dividends from Net Income               0.10           0.05          0.03          0.15          0.47    $  -
          Distributions from Realized Gains
           on Securities                          3.04           2.91          1.67          3.22          1.68    $  -
                                              --------       --------      --------       -------      ---------   --------

     Net Asset Value, End of Period             $34.81         $38.88        $39.11        $43.62        $41.70    $ 39.83
                                              ========       ========      ========       =======      =========   ========
     Total return                                12.96%         20.25%         5.16%        20.15%         0.53%     (4.48%)

Ratios/Supplemental Data

     Net Assets, End of Period                $628,809       $705,332      $729,828      $879,384      $851,331   $813,199

     Ratio of Expenses to Average
        Net Assets                                2.86%          2.72%         2.71%         2.20%         2.12%      2.19%

     Ratio of Net Income
        to Average Net Assets                     0.30%          0.12%         0.06%         0.37%         0.10%      0.84%

(annualized)
     Portfolio Turnover Rate                      0.00%          4.43%         0.00%         0.00%         0.00%      0.00%
                                                                                                                  (annualized)
     Number of Shares Outstanding,
       End of Period                            18,066         18,142        18,659        20,161        20,417     20,417

* See accompanying notes and independent auditor's report.

                                                    3
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
                                Wade Fund, Inc.

                     Statement of Assets and Liabilities

                                June 30, 2001


Assets

Investments at closing market quotations:
     Common stock (cost $130,606.50)                                        $520,879.00
     Money market mutual fund (cost $291,211.82)                             291,211.82
Cash on demand deposit                                                         4,656.87
Dividends receivable                                                             596.50
Interest receivable                                                              875.86
                                                                            -----------
          Total assets                                                       818,220.05
                                                                            -----------

Liabilities

Accrued expenses                                                               4,719.96
State franchise taxes payable                                                    300.60
                                                                            -----------
          Total liabilities                                                    5,020.56
                                                                            ===========


Net assets applicable to 20,417 shares of
     outstanding capital stock                                              $813,199.49
                                                                            ===========
Net asset value per share of outstanding capital stock                           $39.83
                                                                            ===========
Offering and redemption price per share                                          $39.83
                                                                            ===========

                      Statement of Sources of Net Assets

                                 June 30, 2001

Capital
     Excess of amounts received from sale of capital
          shares over amounts paid out in redeeming shares:
               Authorized 100,000 shares, no par value,
               outstanding 20,417 shares                                     $408,083.33
Accumulated net realized gain on investment
     (computed on identified cost basis)                     $1,656,670.43
Accumulated distributions on net realized gain                1,650,604.21      6,066.22
                                                              ------------
Unrealized appreciation on investments                                        390,272.50
                                                                             -----------
          Total capital                                                       804,422.05

Undistributed net income                                                        8,777.44
                                                                             -----------

Net assets applicable to 20,417 shares of outstanding                        $813,199.49
   capital stock                                                             ===========
See notes to financial statements

                                       4
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
                         Wade Fund, Inc.

                     Statement of Operations

               For the Six Months Ended June 30, 2001

Income
 Dividends                                                        $ 5,337.96
 Interest                                                           7,201.03
                                                                ------------
                                                                   12,538.99
                                                                ------------
Expenses
 Advisory fee                                                       3,005.06
 Legal fee                                                          1,680.00
 Accounting fee                                                     2,115.42
 Custodial fee                                                      1,170.00
 Other expenses                                                       627.52
 Taxes, including federal, state and local                            462.00
                                                                ------------
                                                                    9,060.00
                                                                ------------
  Net investment income                                            $3,478.99
                                                                ============

  Ratio of total expenses to total investment income                   72.25%
                                                                      ======

              Statement of Unrealized Appreciation on Investments

                     For the Six Months Ended June 30, 2001

Balance at January 1, 2001                                       $431.882.50
Balance at June 30, 2001                                          390,272.50
                                                                ------------

  Decrease in unrealized appreciation                            $(41,610.00)
                                                                ============

See notes to financial statements.

                                       5
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
                             Wade Fund, Inc.

                       Statement of Changes in Net Assets
                     For the Six Months Ended June 30, 2001

Net Assets
 Net assets at January 1, 2001, including                 $851,330.50
 $5,298.45 in undistributed net income

Operations
 Net investment income per statement of operations           3,478.99
 Decrease in unrealized appreciation of investments        (41,610.00)
                                                          -----------
Net assets at June 30, 2001, including
 $8,777.44 in undistributed net income                    $813,199.49
                                                          ===========

See notes to financial statements.

                                            6
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
                                  Wade Fund, Inc.

                              Schedule of Investments

                                   June 30, 2001

                                             Number of                    Market
                                              Shares         Cost         Value
                                             ---------    ----------     --------
Common Stocks - 64.05%
 Aluminum - 9.69%
  Alcoa, Inc.                                  2,000    $  4,611.97   $  78,800.00
 Automobile - 3.69%                                      ----------    -----------
  Autozone (B)                                   800      23,132.00      30,000.00
 Bank and Finance - 19.54%                               ----------    -----------
  J. P. Morgan Chase and Co. Inc.              1,850       1,833.19      82,510.00
  First Tennessee National Corporation         2,200      20,881.67      76,362.00
                                                         ----------    -----------
                                                          22,714.86     158,872.00
                                                         ----------    -----------
 Electronics - 7.75%
  Texas Instruments, Inc.                      2,000         670.59      63,000.00
 Insurance - 3.26%                                       ----------    -----------
  Safeco Corporation                             900       1,080.71      26,550.00
 Metals - 2.55%                                          ----------    -----------
  Phelps Dodge Corp.                             500      23,634.00      20,750.00
 Paper Products - 4.39%                                  ----------    -----------
  International Paper, Inc.                    1,000      24,828.25      35,700.00
 Petroleum Services - 4.47%                              ----------    -----------
  Schlumberger, Ltd.                             600       9,871.50      31,590.00
  Transcean Sedco Forex                          116       1,210.93       4,785.00
                                                         ----------    -----------
                                                          11,082.43      36,375.00
                                                         ----------    -----------
 Pharmaceutical - 5.15%
  Bristol Myers Squibb                           800      11,942.51      41,840.00
 Railroads - 3.57%                                       ----------    -----------
  CSX Corporation                                800       6,909.18      28,992.00
                                                         ----------    -----------
      Total common stocks - 64.05%                       130,606.50     520,879.00
                                                         ----------    -----------
Money Market Mutual Funds - 35.81%
 First Funds U.S. Government Portfolio    291,211.82     291,211.82     291,211.82
                                                         ----------    -----------
  Total money market funds                               291,211.82     291,211.82
                                                         ----------    -----------
  Total investments                                 (A) $421,818.32     812,090.82
                                                         ==========
 Other assets less liabilities - .09%                                     1,108.67
                                                                       -----------
  Net assets - 100%                                                  $  813,199.49
                                                                       ===========
(A) Represents the aggregate cost of investments for federal income tax purposes

(B) Non-income producing

See notes to financial statements.

                                       7
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                        Wade Fund, Inc.
                 Notes to Financial Statements
                         June 30, 2001


1. Significant Accounting Policies

Income Taxes

Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of its taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Equalization

The Company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.

Investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Security transaction are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital Stock

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management company with 100,000 shares of no par value common capital stock authorized.

3.  Investment Advisory Fee

Advisory service fee is paid at the annual rate of three-fourths of one percent on the net value of investment assets and is paid at the end of each quarter at the rate of three-sixteenths of one percent of the net value of such assets on the last day of the quarter on which the New York Stock Exchange is open. Maury Wade, Jr., who is president and director of the Fund, received $3,005.06 for his services as investment advisor.

4. Supplementary Information

Net asset values and dividends declared per share, for the four years an d six months ended June 30, 2001 are as follows:



                                     Dividends Declared
                                                      From
                                Net         From    Realized
     Year Ended                Asset        Net     Capital
     December 31,              Value      Income     Gains


     1997                      38.88        .05        2.91
     1998                      39.11        .03        1.67
     1999                      43.62        .15        3.22
     2000                      41.70        .47        1.68
     Six months ended          39.83          -           -
       June 30, 2001

[This information is not part of the accountant's report]

Shareholders Meeting

      The annual meeting of the Wade Fund, Inc. was held on February 28, 2001. The following matters were voted upon at the meeting:

      Election of Directors.   The follow persons were
      ----------------------
elected as directors by a vote of 12,531 for, none against, for a period of service until the next annual meeting of stockholders or until successors of the respective directors are elected and qualified:

      Maury Wade, Jr.
      L. Palmer Brown, III
      Richard D. Harwood
      David L. Delbrocco
      Charles Grant Wade

      Independent Public Accountants.  The selection of the

Board of Directors of the firm of Rhea & Ivy, P.L.C. to serve as the Wade Fund, Inc.'s independent public accountings for the year 2000 was ratified by a vote of 12,531 for, none against.